PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,948	€ 1,906
Additions	297	233
Disposals	(5)	(4)
Depreciation expense	(277)	(253)
Transfer and other changes	0	(7)
Effect of changes in foreign exchange rates	54	73
Ending balance	2,017	1,948
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,577
Ending balance	3,923	3,577
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,629)
Ending balance	(1,906)	(1,629)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	374	379
Additions	14	6
Disposals	0	(1)
Depreciation expense	(32)	(27)
Transfer and other changes	18	5
Effect of changes in foreign exchange rates	7	12
Ending balance	381	374
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	590
Ending balance	637	590
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(216)
Ending balance	(256)	(216)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,411	1,361
Additions	90	52
Disposals	(4)	(2)
Depreciation expense	(230)	(210)
Transfer and other changes	76	153
Effect of changes in foreign exchange rates	44	57
Ending balance	1,387	1,411
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,750
Ending balance	2,957	2,750
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,339)
Ending balance	(1,570)	(1,339)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15	14
Additions	5	6
Disposals	(1)	(1)
Depreciation expense	(12)	(12)
Transfer and other changes	7	8
Effect of changes in foreign exchange rates	1	0
Ending balance	15	15
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	57
Ending balance	63	57
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(42)
Ending balance	(48)	(42)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	174	186
Additions	18	12
Disposals	(1)
Depreciation expense	(33)	(28)
Transfer and other changes		(1)
Effect of changes in foreign exchange rates	3	5
Ending balance	161	174
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	297
Ending balance	308	297
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(123)
Ending balance	(147)	(123)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	108	112
Additions	11	5
Disposals	0
Depreciation expense	(12)	(11)
Transfer and other changes		0
Effect of changes in foreign exchange rates	0	2
Ending balance	107	108
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	150
Ending balance	161	150
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(42)
Ending balance	(54)	(42)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	65	72
Additions	7	7
Disposals	(1)
Depreciation expense	(20)	(16)
Transfer and other changes		(1)
Effect of changes in foreign exchange rates	3	3
Ending balance	54	65
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	144
Ending balance	146	144
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(79)
Ending balance	(92)	(79)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1	2
Additions	0	0
Disposals	0
Depreciation expense	(1)	(1)
Transfer and other changes		0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	1
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3
Ending balance	1	3
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2)
Ending balance	€ (1)	€ (2)